(18) Stock Options and Warrants: Stock Incentive Plan (Details) (USD $)	9 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 21, 2011
Details
Shares authorized for issuance under 2012 Plan			90,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	0	30,000
Options available to distribute under 2012 Plan	60,000
Compensation expense	$ 22,032	$ 199,755
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 7,644